Note 1 - Description of Business and Significant Accounting Policies	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017
Notes to Financial Statements
Organization, Consolidation, Basis of Presentation, Business Description and Accounting Policies [Text Block]
NOTE
1.
NATURE OF BUSINESS AND BASIS OF PRESENTATION

AmeriCann, Inc. ("the Company", “we”, “our” or "the Issuer") was organized under the laws of the State of Delaware on
June 25, 2010.

On
January 17, 2014,
a privately held limited liability company acquired approximately
93%
of the Company's outstanding shares of common stock from several of the Company's shareholders, which resulted in a change in control of the Company.

The Company's business plan is to offer a comprehensive, turnkey package of services that includes consulting, design, construction and financing to approved and licensed marijuana operators throughout the United States. The Company's business plan is based on the anticipated growth of the regulated marijuana market in the United States.

The Company's activities are subject to significant risks and uncertainties including failure to secure funding to properly expand its operations.

Basis of Presentation

The (a) balance sheet as of
September 30, 2017,
which has been derived from audited financial statements, and (b) the unaudited financial statements as of and for the three
months ended
December 31, 2017
and
2016,
have been prepared in accordance with accounting principles generally accepted in the United States of America and the rules of the Securities and Exchange Commission ("SEC"), and should be read in conjunction with the audited financial statements and notes thereto contained in the Company's Form
10
-K filed with the SEC on
December 4, 2017.
In the opinion of management, all adjustments, consisting of normal recurring adjustments, necessary for a fair presentation of financial position and the results of operations for the interim periods presented have been reflected herein. The results of operations for interim periods are not
necessarily indicative of the results to be expected for future quarters or for the full year. Notes to the financial statements which substantially duplicate the disclosure contained in the audited financial statements for fiscal
2017
as reported in the Form
10
-K have been omitted.

Certain prior period amounts have been reclassified to conform with current period presentation. These reclassifications have no
impact on net loss.

Restricted Cash

The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the consolidated balance sheets that sum to the total of the same such amounts in the consolidated statements of cash flows:

	December 31, 2017	September 30, 2017

Cash and cash equivalents	$732,355	$1,627
Restricted cash	365,480	-
Total cash, cash equivalents, and restricted cash shown in the cash flow statement	$1,097,835	$1,627

Amounts included in restricted cash represent those required to be set aside by a contractual agreement with a lender for the payment of specific construction related expenditures as part of the Company’s property development in Massachusetts. See Notes
5
and
10.

Recent Accounting Pronouncements

In
July 2017,
the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
No.
2017
-
11,
Earnings Per Share (Topic
260
); Distinguishing Liabilities from Equity (Topic
480
); Derivatives and Hedging (Topic
815
): (Part I) Accounting for Certain Financial Instruments with Down Round Features, (Part II) Replacement of the Indefinite Deferral for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Noncontrolling Interests with a Scope Exception. The ASU was issued to address the complexity associated with applying generally accepted accounting principles (GAAP) for certain financial instruments with characteristics of liabilities and equity. The ASU, among other things, eliminates the need to consider the effects of down round features when analyzing convertible debt, warrants and other financing instruments.  As a result, a freestanding equity-linked financial instrument (or embedded conversion option)
no
longer would be accounted for as a derivative liability at fair value as a result of the existence of a down round feature. The amendments are effective for fiscal years beginning after
December 15, 2018,
and should be applied retrospectively. Early adoption is permitted, including adoption in an interim period. The Company plans to early adopt the ASU, and is currently evaluating implementation date and the impact of this amendment on its financial statements.

In
May 2017,
the FASB issued ASU
No.
2017
-
09,
Compensation—Stock Compensation (Topic
718
): Scope of Modification Accounting, to provide clarity and reduce both (
1
) diversity in practice and (
2
) cost and complexity when applying the guidance in Topic
718,
Compensation—Stock Compensation, to a change to the terms or conditions of a share-based payment award. The ASU provides guidance about which changes to the terms or conditions of a share-based payment award require an entity to apply modification accounting in ASC
718.
The amendments are effective for fiscal years beginning after
December 15, 2017,
and should be applied prospectively to an award modified on or after the adoption date. Early adoption is permitted, including adoption in an interim period. The Company does not
expect this amendment to have a material impact on its financial statements.

In
February 2017,
the FASB issued ASU
No.
2017
-
05,
Other Income—Gains and Losses from the Derecognition of Nonfinancial Assets (Subtopic
610
-
20
): Clarifying the Scope of Asset Derecognition Guidance and Accounting for Partial Sales of Nonfinancial Assets, to clarify the scope of Subtopic
610
-
20,
Other Income—Gains and Losses from the Derecognition of Nonfinancial Assets, and to add guidance for partial sales of nonfinancial assets. Subtopic
610
-
20,
which was issued in
May 2014
as a part of ASU
No.
2014
-
09,
Revenue from Contracts with Customers (Topic
606
), provides guidance for recognizing gains and losses from the transfer of nonfinancial assets in contracts with noncustomers. The amendments are effective for fiscal years beginning after
December 15, 2017,
including interim periods within those fiscal years, which is the same time as the amendments in ASU
No.
2014
-
09,
and early adoption is permitted. The Company is currently evaluating the impact of this amendment on its financial statements.

In
January 2017,
the FASB issued ASU
No.
2017
-
03,
Accounting Changes and Error Corrections (Topic
250
). The ASU adds SEC disclosure requirements for both the quantitative and qualitative impacts that certain recently issued accounting standards will have on the financial statements of a registrant when such standards are adopted in a future period. Specially, these disclosure requirements apply to the adoption of ASU
No.
2014
-
09,
Revenue from Contracts with Customers (Topic
606
); ASU
No.
2016
-
02,
Leases (Topic
842
); and ASU
No.
2016
-
13,
Financial Instruments—Credit Losses (Topic
326
): Measurement of Credit Losses on Financial Instruments.   As indicated below, the Company does
not
believe that the adoption of ASU
No.
2014
-
09
will have a material impact on its revenue recognition as it pertains to current revenue streams.

Between
May 2014
and
December 2016,
the FASB issued several ASU’s on Revenue from Contracts with Customers (Topic
606
). These updates will supersede nearly all existing revenue recognition guidance under current U.S. generally accepted accounting principles (GAAP). The core principle is to recognize revenues when promised goods or services are transferred to customers in an amount that reflects the consideration to which an entity expects to be entitled for those goods or services. A five
-step process has been defined to achieve this core principle, and, in doing so, more judgment and estimates may
be required within the revenue recognition process than are required under existing U.S. GAAP. The standards are effective for annual periods beginning after
December 15, 2017,
and interim periods therein, using either of the following transition methods: (i) a full retrospective approach reflecting the application of the standards in each prior reporting period with the option to elect certain practical expedients, or (ii) a retrospective approach with the cumulative effect of initially adopting the standards recognized at the date of adoption (which includes additional footnote disclosures). The Company is currently evaluating the impact of its pending adoption of these standards on its financial statements and expects to adopt the modified retrospective approach. However, the adoption of these new standards will not
have a material impact on its revenue recognition as it pertains to current revenue streams.

In
November 2016,
the FASB issued ASU
No.
2016
-
18,
Statement of Cash Flows (Topic
230
): Restricted Cash (a consensus of the FASB Emerging Issues Task Force), to provide guidance on the presentation of restricted cash or restricted cash equivalents in the statement of cash flow. The amendments should be applied using a retrospective transition method, and are effective for fiscal years beginning after
December 15, 2017,
including interim periods within those fiscal years. This current quarter represents the first
period in which the Company has maintained restricted cash balances, and the Company has elected to early adopt this amendment as of
October 1, 2017.
As this amendment affects presentation and disclosures only, the adoption had no
impact on the Company’s financial position or results of operations.

In
February 2016,
the FASB issued Accounting Standards Update
No.
2016
-
02,
“Leases (Topic
842
)” (“ASU
2016
-
02”
). ASU
2016
-
02
will require lessees to recognize on the balance sheet the assets and liabilities for the rights and obligations created by those leases. Under ASU
2016
-
02,
a lessee will be required to recognize assets and liabilities for leases with terms of more than
12
months. Lessor accounting remains substantially similar to current GAAP. In addition, disclosures of leasing activities are to be expanded to include qualitative along with specific quantitative information. ASU
2016
-
02
will be effective in fiscal years beginning after
December 15, 2018 (
with early adoption permitted). ASU
2016
-
02
mandates a modified retrospective transition method. We are currently evaluating the potential impact of adopting this guidance on our consolidated financial statements.

NOTE
1.
     DESCRIPTION OF BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES

Description of Business

AmeriCann, Inc. ("the Company", “we”, “our”, or "the Issuer") was organized under the laws of the State of Delaware on
June 25, 2010.

On
January 17, 2014,
a privately held limited liability company acquired approximately
93%
of the Company's outstanding shares of common stock from several of the Company's shareholders which resulted in a change in control of the Company.

The Company's new business plan is to offer a comprehensive, turnkey package of services that includes consulting, design, construction and financing to approved and licensed marijuana operators throughout the United States. The Company's business plan is based on the anticipated growth of the regulated marijuana market in the United States.

The Company's activities are subject to significant risks and uncertainties including failure to secure funding to expand its operations.

Certain prior period amounts have been reclassified to conform with current period presentation. These reclassifications have no
impact on net loss.

All significant intercompany balances and transactions have been eliminated in the consolidated financial statements.

Summary of Significant Accounting Policies

This summary of significant accounting policies of the Company is presented to assist in understanding the Company’s consolidated financial statements. The consolidated financial statements and notes are representations of the Company’s management, which is responsible for their integrity and objectivity. These accounting policies conform to accounting principles generally accepted in the United States and have been consistently applied in the preparation of the consolidated financial statements.

Principles of Consolidation

The consolidated financial statements include the accounts of AmeriCann, Inc. and its wholly-owned subsidiary. All significant intercompany balances and transactions have been eliminated in the consolidated financial statements.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. The more significant estimates and assumptions made by management are valuation of equity instruments, deferred tax asset valuation and allowance and collectability of long-lived assets. Actual results could differ from those estimates as the current economic environment has increased the degree of uncertainty inherent in these estimates and assumptions.  See Note
3
for a discussion of our provision for doubtful accounts for amount amounts owed from WGP.

Cash and Cash Equivalents

Cash and cash equivalents includes cash on hand, demand deposit accounts and temporary cash investments with maturities of ninety
days or less at the date of purchase.

Income Taxes

In accordance with ASC Topic
740,
Income Taxes, the provision for income taxes is computed using the asset and liability method. The liability method measures deferred income taxes by applying enacted statutory rates in effect at the consolidated balance sheet date to the differences between the tax basis of assets and liabilities and their reported amounts on the consolidated financial statements.  The resulting deferred tax assets or liabilities have been adjusted to reflect changes in tax laws as they occur.  A valuation allowance is provided when it is more likely than not
that a deferred tax asset will
not
be realized.

We expect to recognize the financial statement benefit of an uncertain tax position only after considering the probability that a tax authority would sustain the position in an examination. For tax positions meeting a "more-likely-than-
not"
threshold, the amount to be recognized in the consolidated financial statements will be the benefit expected to be realized upon settlement with the tax authority. For tax positions not
meeting the threshold,
no
financial statement benefit is recognized. As of
September 30, 2017,
we had
no
uncertain tax positions. We recognize interest and penalties, if any, related to uncertain tax positions as general and administrative expenses. We currently have no
federal or state tax examinations nor have we had any federal or state examinations since our inception. To date, we have not
incurred any interest or tax penalties.

Concentration of Credit Risks and Significant Customers

Financial instruments that potentially subject us to concentrations of credit risk consist principally of cash, notes receivables, deposits, accounts receivables and notes receivable. We place our cash with high credit quality financial institutions. As of
September 30, 2017,
we had outstanding notes receivable of
$125,327
with Coastal Compassion Inc., and a note and a receivable in the amount of
$1,250,014
with WGP (exclusive of provision for doubtful accounts of
$469,699
).  See Note
3
for a discussion of our provision for doubtful accounts for amounts owed from WGP.

For the years ended
September 30, 2017
and
2016,
all of the Company’s revenue was earned from
one
customer,
4900
Jackson, LLC.

Financial Instruments and Fair Value of Financial Instruments

We adopted ASC Topic
820,
Fair Value Measurements and Disclosures, for assets and liabilities measured at fair value on a recurring basis. ASC Topic
820
establishes a common definition for fair value to be applied to existing US GAAP that requires the use of fair value measurements that establishes a framework for measuring fair value and expands disclosure about such fair value measurements.

ASC Topic
820
defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Additionally, ASC Topic
820
requires the use of valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. These inputs are prioritized below:

Level 1:	Observable inputs such as quoted market prices in active markets for identical assets or liabilities
Level 2:	Observable market-based inputs or unobservable inputs that are corroborated by market data
Level 3:	Unobservable inputs for which there is little or no market data, which require the use of the reporting entity’s own assumptions.

The carrying value of financial assets and liabilities recorded at fair value is measured on a recurring or nonrecurring basis. Financial assets and liabilities measured on a non-recurring basis are those that are adjusted to fair value when a significant event occurs. We had no
financial assets or liabilities carried and measured on a nonrecurring basis during the reporting periods. Financial assets and liabilities measured on a recurring basis are those that are adjusted to fair value each time a financial statement is prepared. We had no
financial assets or liabilities carried and measured on a recurring basis during the reporting periods. The carrying value of short-term financial instruments, including cash and cash equivalents, accounts receivable, accounts payable and accrued expenses, and short-term borrowings approximate fair value due to the relatively short period to maturity for these instruments. The long-term borrowings approximate fair value since the related rates of interest approximates current market rates.

Derivative Liabilities

We evaluate stock options, stock warrants or other contracts to determine if those contracts or embedded components of those contracts qualify as derivatives to be separately accounted for under the relevant sections of ASC Topic
815
-
40,
Derivative Instruments and Hedging: Contracts in Entity’s Own Equity. The result of this accounting treatment could be that the fair value of a financial instrument is classified as a derivative instrument and is marked-to-market at each consolidated balance sheet date and recorded as a liability. In the event that the fair value is recorded as a liability, the change in fair value is recorded in the consolidated statement of operations as other income or other expense. Upon conversion or exercise of a derivative instrument, the instrument is marked to fair value at the conversion date and then that fair value is reclassified to equity. Financial instruments that are initially classified as equity that become subject to reclassification under ASC Topic
815
-
40
are reclassified to a liability account at the fair value of the instrument on the reclassification date. We determined that none
of our financial instruments meet the criteria for derivative accounting as of
September 30, 2017
and
2016.

Long-Lived Assets

Our long-lived assets consisted of property, equipment and real estate and are reviewed for impairment in accordance with the guidance of the Topic ASC Topic
360,
Property, Plant, and Equipment, and ASC Topic
205,
Presentation of Consolidated Financial Statements. We test for impairment losses on long-lived assets used in operations whenever events or changes in circumstances indicate that the carrying amount of the asset may
not
be recoverable. Recoverability of an asset to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset. If such asset is considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds its fair value. Impairment evaluations involve management's estimates on asset useful lives and future cash flows. Actual useful lives and cash flows could be different from those estimated by management which could have a material effect on our reporting results and financial positions. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third
-party independent appraisals, as considered necessary. For the year ended
September 30, 2017,
we recognized impairment losses of
$639,497
on our long-lived assets. There were
no
such charges for the year ended
September 30, 2016.

Property and Equipment

Property and equipment are stated at cost. Depreciation of property and equipment is provided using the straight-line method for financial reporting purposes at rates based on the estimated useful lives of the assets. Estimated useful lives range from three
to
seven
years. Land is classified as held for sale when management has the ability and intent to sell, in accordance with ASC Topic
360
-
45.

Construction in progress (CIP)

CIP consists of initial costs associated with the construction of our medical cannabis center, including interest expenses. When CIP is finished the asset will be transferred to property and equipment.
No
provision for depreciation is made on CIP until such time that the relevant assets are available and ready to use.

Capitalized Interest

The Company capitalizes interest to construction in progress made in connection with medical center cannabis construction that are not
subject to current depreciation. Interest is capitalized only for the period that activities are in progress to bring the projects to their intended use. Capitalized interest was
$28,697
and
$0
for the years ended
September 30, 2017,
and
2016,
respectively.

Equity Instruments Issued to Non-Employees for Acquiring Goods or Services

Issuances of our common stock or warrants for acquiring goods or services are measured at the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliably measurable. The measurement date for the fair value of the equity instruments issued to consultants or vendors is determined at the earlier of (i) the date at which a commitment for performance to earn the equity instruments is reached (a "performance commitment" which would include a penalty considered to be of a magnitude that is a sufficiently large disincentive for nonperformance) or (ii) the date at which performance is complete.

Although situations
may
arise in which counter performance
may
be required over a period of time, the equity award granted to the party performing the service is fully vested and non-forfeitable on the date of the agreement. As a result, in this situation in which vesting periods do not
exist if the instruments is fully vested on the date of agreement, we determine such date to be the measurement date and will record the estimated fair market value of the instruments granted as a prepaid expense and amortize such amount to general and administrative expense in the accompanying consolidated statement of operations over the contract period. When it is appropriate for us to recognize the cost of a transaction during financial reporting periods prior to the measurement date, for purposes of recognition of costs during those periods, the equity instrument is measured at the then-current fair values at each of those interim financial reporting dates.

Non-Cash Equity Transactions

Shares of equity instruments issued for noncash consideration are recorded at the estimated fair market value of the consideration granted based on the estimated fair market value of the equity instrument, or at the estimated fair market value of the goods or services received, whichever is more readily determinable.

Stock-Based Compensation

We account for share-based awards to employees in accordance with ASC Topic
718,
Stock Compensation. Under this guidance, stock compensation expense is measured at the grant date, based on the fair value of the award, and is recognized as an expense over the estimated service period (generally the vesting period) on the straight-line attribute method. Share-based awards to non-employees are accounted for in accordance with ASC Topic
505
-
50,
Equity, wherein such awards are expensed over the period in which the related services are rendered.

Related Parties

A party is considered to be related to us if the party directly or indirectly or through one
or more intermediaries, controls, is controlled by, or is under common control with us. Related parties also include our principal owners, our management, members of the immediate families of our principal owners and our management and other parties with which we may
deal if
one
party controls or can significantly influence the management or operating policies of the other to an extent that one
of the transacting parties might be prevented from fully pursuing its own separate interests. A party which can significantly influence the management or operating policies of the transacting parties, or if it has an ownership interest in one
of the transacting parties and can significantly influence the other to an extent that one
or more of the transacting parties might be prevented from fully pursuing its own separate interests, is also a related party.

Revenue Recognition

We recognize revenue when (i) persuasive evidence of an arrangement exists; (ii) the fee is fixed or determinable; (iii) performance of service has been delivered; and (iv) collection is reasonably assured.

Advertising Expense

Advertising, promotional and selling expenses consisted of sales and marketing expenses, and promotional activity expenses. Expenses are recognized when incurred.

General and Administrative Expense

General and administrative expenses consisted of professional service fees, rent and utility expenses, meals, travel and entertainment expenses, and other general and administrative overhead costs. Expenses are recognized when incurred.

Loss per Share

We compute net loss per share in accordance with the ASC Topic
260.
The ASC specifies the computation, presentation and disclosure requirements for loss per share for entities with publicly held common stock.

Basic loss per share amounts is computed by dividing the net loss by the weighted average number of common shares outstanding. Shares issuable upon the exercise of equity instruments such as warrants and options were not
included in the loss per share calculations because the inclusion would have been anti-dilutive.

Recently Adopted Accounting Pronouncements

In
August 2014,
the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
No.
2014
-
15,
Presentation of Consolidated Financial Statements - Going Concern (Subtopic
205
-
40
).  The guidance requires management to evaluate whether there are conditions or events that raise substantial doubt about an entity's ability to continue as a going concern. If such conditions or events exist, disclosures are required that enable users of the consolidated financial statements to understand the nature of the conditions or events, management's evaluation of the circumstances and management's plans to mitigate the conditions or events that raise substantial doubt about the entity's ability to continue as a going concern. We adopted this standard effective on
January 1, 2017;
however, the adoption of this guidance did
not
impact our financial position, results of operations or cash flows.  See Note
2
for a discussion regarding our ability to continue as a going concern.

Recently Issued Accounting Pronouncements

Between
May 2014
and
December 2016,
the FASB issued several Accounting Standards Updates ASU on Revenue from Contracts with Customers (Topic
606
). These updates will supersede nearly all existing revenue recognition guidance under current U.S. generally accepted accounting principles (GAAP). The core principle is to recognize revenues when promised goods or services are transferred to customers in an amount that reflects the consideration to which an entity expects to be entitled for those goods or services. A five
-step process has been defined to achieve this core principle, and, in doing so, more judgment and estimates may
be required within the revenue recognition process than are required under existing U.S. GAAP. The standards are effective for annual periods beginning after
December 15, 2017,
and interim periods therein, using either of the following transition methods: (i) a full retrospective approach reflecting the application of the standards in each prior reporting period with the option to elect certain practical expedients, or (ii) a retrospective approach with the cumulative effect of initially adopting the standards recognized at the date of adoption (which includes additional footnote disclosures). The Company is currently evaluating the impact of its pending adoption of these standards on its consolidated financial statements and has not
yet determined the method by which it will adopt the standard in fiscal
2018.

In
February 2016,
the FASB issued ASU
No.
2016
-
02,
Leases (Topic
842
), to provide guidance on recognizing lease assets and lease liabilities on the consolidated balance sheet and disclosing key information about leasing arrangements, specifically differentiating between different types of leases.  The core principle of Topic
842
is that a lessee should recognize the assets and liabilities that arise from all leases. The recognition, measurement, and presentation of expenses and cash flows arising from a lease by a lessee have not
significantly changed from previous GAAP. There continues to be a differentiation between finance leases and operating leases. However, the principal difference from previous guidance is that the lease assets and lease liabilities arising from operating leases should be recognized in the consolidated balance sheet.   The accounting applied by a lessor is largely unchanged from that applied under previous GAAP.  The amendments will be effective for fiscal years beginning after
December 15, 2018,
including interim periods within those fiscal years, and early adoption is permitted.  In transition, lessees and lessors are required to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach. The modified retrospective approach includes a number of optional practical expedients that entities may
elect to apply. These practical expedients relate to the identification and classification of leases that commenced before the effective date, initial direct costs for leases that commenced before the effective date, and the ability to use hindsight in evaluating lessee options to extend or terminate a lease or to purchase the underlying asset. An entity that elects to apply the practical expedients will, in effect, continue to account for leases that commence before the effective date in accordance with previous GAAP unless the lease is modified, except that lessees are required to recognize a right-of-use asset and a lease liability for all operating leases at each reporting date based on the present value of the remaining minimum rental payments that were tracked and disclosed under previous GAAP.  The Company is currently evaluating the impact of these amendments on its consolidated financial statements.

In
March 2016,
the FASB issued ASU
No.
2016
-
09,
Compensation-Stock Compensation (Topic
718
): Improvements to Employee Share-Based Payment Accounting, to reduce complexity in accounting standards involving several aspects of the accounting for employee share-based payment transactions, including (
1
) the income tax consequences, (
2
) classification of awards as either equity or liabilities, and (
3
) classification on the statement of cash flows. The amendments will be effective for consolidated financial statements issued for fiscal years beginning after
December 15, 2016,
including interim periods within those fiscal years, and early adoption is permitted.  Amendments related to the timing of when excess tax benefits are recognized, minimum statutory withholding requirements, forfeitures, and intrinsic value should be applied using a modified retrospective transition method, amendments related to the presentation of employee taxes paid on the statement of cash flows when an employer withholds shares to meet the minimum statutory withholding requirement should be applied retrospectively, amendments requiring recognition of excess tax benefits and tax deficiencies in the income statement and the practical expedient for estimating expected term should be applied prospectively, and amendments related to the presentation of excess tax benefits on the statement of cash flows can be applied using either a prospective transition method or a retrospective transition method. The Company is currently evaluating the impact of these amendments on its consolidated financial statements.

In
August 2016,
the FASB issued ASU
No.
2016
-
15,
Statement of Cash Flows (Topic
230
): Classification of Certain Cash Receipts and Cash Payments, to clarify how certain cash receipts and cash payments are presented and classified in the statement of cash flows.  The amendments should be applied using a retrospective transition method, and are effective for fiscal years beginning after
December 15, 2017,
including interim periods within those fiscal years. The Company is currently evaluating the impact of these amendments on its consolidated financial statements.

In
November 2016,
the FASB issued ASU
No.
2016
-
18,
Statement of Cash Flows (Topic
230
): Restricted Cash (a consensus of the FASB Emerging Issues Task Force), to provide guidance on the presentation of restricted cash or restricted cash equivalents in the statement of cash flow.  The amendments should be applied using a retrospective transition method, and are effective for fiscal years beginning after
December 15, 2017,
including interim periods within those fiscal years. The Company does not
expect this amendment to have a significant impact on its consolidated financial statements.

In
January 2017,
the FASB issued ASU
No.
2017
-
03,
Accounting Changes and Error Corrections (Topic
250
).  The ASU adds SEC disclosure requirements for both the quantitative and qualitative impacts that certain recently issued accounting standards will have on the consolidated financial statements of a registrant when such standards are adopted in a future period.  Specifically, these disclosure requirements apply to the adoption of ASU
No.
2014
-
09,
Revenue from Contracts with Customers (Topic
606
); ASU
No.
2016
-
02,
Leases (Topic
842
); and ASU
No.
2016
-
13,
Financial Instruments—Credit Losses (Topic
326
): Measurement of Credit Losses on Financial Instruments.   The Company is currently evaluating the impact of these amendments on its consolidated financial statements.

In
March 2017,
the FASB issued ASU
No.
2017
-
08,
Receivables—Nonrefundable Fees and Other Costs (Subtopic
310
-
20
): Premium Amortization on Purchased Callable Debt Securities, to amend the amortization period for certain purchased callable debt securities held at a premium. The ASU shortens the amortization period for the premium to the earliest call date. Under current Generally Accepted Accounting Principles (“GAAP”), entities generally amortize the premium as an adjustment of yield over the contractual life of the instrument. The amendments should be applied on a modified retrospective basis, and are effective for fiscal years beginning after
December 15, 2018.
Early adoption is permitted, including adoption in an interim period.  The Company is currently evaluating the impact of this amendment on its consolidated financial statements.

In
February 2017,
the FASB issued ASU
No.
2017
-
05,
Other Income—Gains and Losses from the Derecognition of Nonfinancial Assets (Subtopic
610
-
20
): Clarifying the Scope of Asset Derecognition Guidance and Accounting for Partial Sales of Nonfinancial Assets, to clarify the scope of Subtopic
610
-
20,
Other Income—Gains and Losses from the Derecognition of Nonfinancial Assets, and to add guidance for partial sales of nonfinancial assets. Subtopic
610
-
20,
which was issued in
May 2014
as a part of ASU
No.
2014
-
09,
Revenue from Contracts with Customers (Topic
606
), provides guidance for recognizing gains and losses from the transfer of nonfinancial assets in contracts with noncustomers. The amendments are effective for fiscal years beginning after
December 15, 2017,
including interim periods within those fiscal years, which is the same time as the amendments in ASU
No.
2014
-
09,
and early adoption is permitted. The Company is currently evaluating the impact of this amendment on its consolidated financial statements.

In
May 2017,
the FASB issued ASU
No.
2017
-
09,
Compensation—Stock Compensation (Topic
718
): Scope of Modification Accounting, to provide clarity and reduce both (
1
) diversity in practice and (
2
) cost and complexity when applying the guidance in Topic
718,
Compensation—Stock Compensation, to a change to the terms or conditions of a share-based payment award. The ASU provides guidance about which changes to the terms or conditions of a share-based payment award require an entity to apply modification accounting in ASC Topic
718.
The amendments are effective for fiscal years beginning after
December 15, 2017,
and should be applied prospectively to an award modified on or after the adoption date. Early adoption is permitted, including adoption in an interim period.  The Company does not
expect this amendment to have a material impact on its consolidated financial statements.

In
July 2017,
the FASB issued ASU
No.
2017
-
11,
Earnings Per Share (Topic
260
); Distinguishing Liabilities from Equity (Topic
480
); Derivatives and Hedging (Topic
815
): (Part I) Accounting for Certain Financial Instruments with Down Round Features, (Part II) Replacement of the Indefinite Deferral for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Noncontrolling Interests with a Scope Exception. The ASU was issued to address the complexity associated with applying generally accepted accounting principles (GAAP) for certain financial instruments with characteristics of liabilities and equity.  The ASU, among other things, eliminates the need to consider the effects of down round features when analyzing convertible debt, warrants and other financing instruments.  As a result, a freestanding equity-linked financial instrument (or embedded conversion option)
no
longer would be accounted for as a derivative liability at fair value as a result of the existence of a down round feature. The amendments are effective for fiscal years beginning after
December 15, 2018,
and should be applied retrospectively. Early adoption is permitted, including adoption in an interim period.  The Company plans to early adopt the ASU, and is currently evaluating implementation date and the impact of this amendment on its consolidated financial statements.